Current Liabilities - Trade and Other Payables	12 Months Ended
Dec. 31, 2022
Current Liabilities - Trade and Other Payables [Abstract]
Current liabilities - trade and other payables

Note 15. Current liabilities - trade and other payables

	Consolidated		Consolidated
	2022	2021	2022
	AUD$	AUD$	$

Trade payables	299,289	214,778	203,322
Other payables	1,309,557	936,677	889,644

	1,608,846	1,151,455	1,092,966

Refer to notes 2 and 24 for further information on financial instruments.

Amounts noted above in other payables include amounts payable to Directors for wages payable.

Accounting policy for trade and other payables

These amounts represent liabilities for goods and services provided to the company prior to the end of the financial year and which are unpaid. Due to their short-term nature, they are measured at amortised cost and are not discounted. The amounts are unsecured and are usually paid within 30 days of recognition.